SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of the Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Materials consumed, subcontractors and other production expenses	$ 1,973	$ 2,154	$ 5,966
Inventory write off	2,286	849	203
Payroll and related expenses	371	487	1,025
Depreciation	49	135	173
Other	36	444	1,279
Total cost of revenues	$ 4,715	$ 4,069	$ 8,646